Derivative financial instruments - Amounts recognised in net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative financial instruments
Gains/(losses) on the hedged items attributable to the hedged risk	£ (163)	£ 550
Gains/(losses) on the hedging instruments	164	(460)
Fair value ineffectiveness	1	90
Cash flow hedging ineffectiveness	£ (5)	£ (135)